UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22889

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Gottex Trust

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(Exact name of registrant as specified in charter)

One Boston Place

201 Washington St., Suite 2600

Boston, MA 02109

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(Address of principal executive offices) (Zip code)

William H. Woolverton

General Counsel

Gottex Fund Management Ltd.

One Boston Place

201 Washington St., Suite 2600

Boston, MA 02109

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 532-0200

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Date of fiscal year end: March 31

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Date of reporting period: September 30, 2015

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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Gottex Endowment Strategy Fund
(a Delaware Statutory Trust)

Semi-Annual Report
(Unaudited)

For the Six Months Ended September 30, 2015

Gottex Endowment Strategy Fund
(a Delaware Statutory Trust)

For the Six Months Ended September 30, 2015
(Unaudited)

GOTTEX ENDOWMENT STRATEGY FUND

Schedule of Investments (Unaudited)
September 30, 2015

Number of Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.1%
	BONDS — 4.1%
	GLOBAL BONDS — 4.1%
13,040	iShares 3-7 Year Treasury Bond ETF	$1,625,436
	TOTAL BONDS	1,625,436
	EQUITY — 28.2%
	ASIA — PACIFIC — 3.3%
19,696	iShares MSCI Pacific ex Japan ETF	722,055
12,353	WisdomTree Japan Hedged Equity Fund	601,097
		1,323,152
	EMERGING MARKETS — 3.9%
8,348	iShares China Large-Cap ETF	296,104
37,217	Vanguard FTSE Emerging Markets ETF	1,231,510
		1,527,614
	EUROPE, MIDDLE EAST & AFRICA — 10.0%
69,967	iShares MSCI United Kingdom ETF	1,146,759
82,080	SPDR EURO STOXX 50 ETF	2,778,408
		3,925,167
	NORTH AMERICA — 6.1%
12,460	SPDR S&P 500 ETF Trust	2,387,710
	PRIVATE EQUITY — 4.9%
183,883	PowerShares Global Listed Private Equity Portfolio	1,927,094
	TOTAL EQUITY	11,090,737
	REAL ASSETS — 16.8%
	COMMODITIES — 7.4%
46,727	iPath Bloomberg Commodity Index Total Return ETN(1)	1,142,475
54,480	SPDR S&P Global Natural Resources ETF	1,768,966
		2,911,441
	REAL ESTATE — 9.4%
40,859	SPDR Dow Jones Global Real Estate ETF	1,845,193
18,405	SPDR Dow Jones International Real Estate ETF	724,053
15,036	Vanguard REIT ETF	1,135,819
		3,705,065
	TOTAL REAL ASSETS	6,616,506
	TOTAL EXCHANGE-TRADED FUNDS
	(Identified Cost $21,569,910)	19,332,679
	HEDGE FUND — 2.9%
	ABSOLUTE RETURN — 2.9%
	EVENT DRIVEN — 2.9%
7,686	Lyxor/Jana Partners Fund, Ltd., Class B(1)(2)(3)	1,157,565
	TOTAL HEDGE FUND
	(Identified Cost $1,265,193)	1,157,565

See accompanying Notes to Financial Statements.

GOTTEX ENDOWMENT STRATEGY FUND

Schedule of Investments (Unaudited) (Continued)
September 30, 2015

Number of Shares		Fair Value
	LISTED PRIVATE EQUITY FUNDS — 4.7%
	EQUITY — 4.7%
	PRIVATE EQUITY — 4.7%
6,536	Electra Private Equity PLC(1)(2)	$323,236
35,907	Graphite Enterprise Trust PLC(2)	312,731
24,008	HarbourVest Global Private Equity Ltd.(1)(2)	301,827
18,956	HgCapital Trust PLC(2)	304,353
27,521	NB Private Equity Partners Ltd.(2)	308,511
37,252	Princess Private Equity Holding Ltd.(2)	311,438
	TOTAL LISTED PRIVATE EQUITY FUNDS
	(Identified Cost $1,859,221)	1,862,096
	MUTUAL FUNDS — 26.3%
	ABSOLUTE RETURN — 18.3%
	EQUITY MARKET NEUTRAL — 1.0%
40,736	Whitebox Market Neutral Equity Fund, Class I	396,772
	LONG/SHORT EQUITY — 3.0%
80,246	Boston Partners Long/Short Research Fund, Class I	1,199,680
	MACRO — 2.1%
70,379	William Blair Macro Allocation Fund, Class I	823,434
	MANAGED FUTURES — 7.3%
107,030	Abbey Capital Futures Strategy Fund, Class I	1,301,489
60,091	AQR Managed Futures Strategy Fund, Class I	680,231
73,175	Credit Suisse Managed Futures Strategy Fund, Class I	878,100
		2,859,820
	RELATIVE VALUE — 4.9%
184,909	Neuberger Berman Absolute Return Multi Manager Fund, Class I	1,915,656
	TOTAL ABSOLUTE RETURN	7,195,362
	BONDS — 3.1%
	EMERGING BONDS — 3.1%
109,096	Templeton Global Total Return Fund, Class A	1,237,144
	TOTAL BONDS	1,237,144
	EQUITY — 4.9%
	NORTH AMERICA — 4.9%
16,332	Bogle Investment Management Small Cap Growth Fund, Class I	445,698
20,761	Glenmede Small Cap Equity Portfolio, Class A	505,951
26,591	Hodges Small Cap Fund, Class I	488,213
16,245	RBC Small Cap Core Fund, Class I	481,005
	TOTAL EQUITY	1,920,867
	TOTAL MUTUAL FUNDS
	(Identified Cost $10,883,995)	10,353,373
	TOTAL INVESTMENTS — 83.0%
	(Identified Cost $35,578,319)	32,705,713

See accompanying Notes to Financial Statements.

GOTTEX ENDOWMENT STRATEGY FUND

Schedule of Investments (Unaudited) (Continued)
September 30, 2015

Number of Shares		Fair Value
	SHORT-TERM INVESTMENT — 15.2%
	MONEY MARKET FUND — 15.2%
6,016,404	Federated Government Obligations Fund, Class I, 0.01%(4)	$6,016,404
	TOTAL SHORT-TERM INVESTMENT
	(Identified Cost $6,016,404)	6,016,404
	TOTAL INVESTMENTS AND SHORT-TERM INVESTMENT — 98.2%
	(Identified Cost $41,594,723)	38,722,117
	OTHER ASSETS LESS LIABILITIES — 1.8%	695,335
	TOTAL NET ASSETS — 100.0%	$39,417,452

All percentages are based on Net Assets.

(1)	Non-income producing.
(2)	Foreign investment denominated in U.S. dollars.
(3)	Withdrawals from this portfolio fund are permitted on a weekly basis.
(4)	The rate shown is the annualized 7-day yield as of September 30, 2015.

ETF — Exchange Traded Fund
ETN — Exchange Traded Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.

GOTTEX ENDOWMENT STRATEGY FUND

Schedule of Investments (Unaudited) (Continued)
September 30, 2015

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS AND
SHORT-TERM INVESTMENT

Investment types as a percentage of total investments and short-term investment are as follows:

Number of Contracts		Currency	Notional Amount	Unrealized (Depreciation)
	FUTURES CONTRACTS
	FUTURES CONTRACTS PURCHASED
13	October 2015 OMX Stockholm 30 Index Futures	SEK	SEK 219,402	$(8,612)
17	December 2015 E-Mini S&P MidCap 400 Index Futures	USD	$ 2,316,930	(80,109)
4	December 2015 Russell 2000 Mini Index Futures	USD	$ 438,360	(23,271)
5	December 2015 S&P Toronto Stock Exchange 60 Index Futures	CAD	CAD 581,786	(5,709)
5	December 2015 Tokyo Price Index Futures	JPY	¥ 589,280	(5,956)
	TOTAL FUTURES CONTRACTS			$(123,657)

CAD — Canadian Dollar

JPY — Japanese Yen

SEK — Swedish Krona

USD — U.S. Dollar

See accompanying Notes to Financial Statements.

GOTTEX ENDOWMENT STRATEGY FUND

Statement of Assets and Liabilities (Unaudited)
September 30, 2015

Assets
Investments, at fair value (cost $35,578,319)	$32,705,713
Short-Term investment, at fair value (cost $6,016,404)	6,016,404
Cash held with broker	708,053
Receivable for investments sold	426,808
Receivable for shares sold	5,629
Dividends and interest receivable	29,672
Prepaid assets	29,348
Total Assets		$39,921,627
Liabilities
Foreign Currency due to Custodian (cost $246,933)	244,808
Payable for shares redeemed	51,421
Net unrealized depreciation on future contracts	123,657
Net unrealized depreciation on open forward foreign currency contracts	1,923
Payable to Adviser	735
Professional fees payable	38,827
Transfer agent fees payable	21,362
Accounting and administration fees payable	10,659
Trustees' fees payable	15
Custody fees payable	5,365
Distribution and Service Plan fees – Class A	1,268
Other payable	4,135
Total Liabilities		504,175
Net Assets		$39,417,452
Net Assets consists of:
Paid-in capital		$42,986,664
Accumulated net investment income		609,361
Accumulated net realized loss on investments, forward foreign currency contracts, futures contracts, and foreign currency		(1,182,323)
Accumulated net unrealized depreciation on investments, forward foreign currency contracts, futures contracts, and foreign currency		(2,996,250)
Total Net Assets		$39,417,452
Net Assets Attributable to:
Class A Shares		$1,915,866
Class I Shares		37,501,586
		$39,417,452
Number of Shares Outstanding:
Class A Shares		209,028
Class I Shares		4,078,736
		4,287,764
Net Asset Value, Offering Price and Redemption Proceeds Per Share (Unlimited Shares Authorized)
Class A Shares:
Net asset value and redemption proceeds per share		$9.17
Offering price per share (net asset value plus sales charge of 5.25% of offering price)		$9.68
Class I Shares:
Net asset value, offering price and redemption proceeds per share		$9.19

See accompanying Notes to Financial Statements.

GOTTEX ENDOWMENT STRATEGY FUND

Statement of Operations (Unaudited)
For the Six Months Ended September 30, 2015

Income
Dividends and Interest (net of foreign tax withholding of $4,020)	$463,909
		463,909
Expenses
Management fee (Note 4)	383,445
Accounting and administration fees	66,754
Professional fees	66,296
Transfer agent fees	55,913
Insurance premiums	23,947
Registration fees	20,778
Printing fees	16,880
Trustees' fees	15,015
Custody fees	11,823
Pricing fees	7,528
CFO fees	6,418
Distribution and Service Plan fees – Class A	2,638
Other fees	32,687
Total Expenses before reimbursement	710,122
Expenses Reimbursed (Note 4)	(290,488)
Net Expenses		419,634
Net Investment Income		44,275
Net Realized Loss and Unrealized Depreciation on Investments, Forward Foreign Currency Contracts, Futures Contracts, and Foreign Currency
Net realized loss on investments, forward foreign currency contracts, futures contracts, and foreign currency		(799,788)
Net change in unrealized appreciation/depreciation on investments, forward foreign currency contracts, futures contracts and foreign currency		(3,740,442)
Net Realized Loss and Unrealized Depreciation on Investments, Forward Foreign Currency Contracts, Futures Contracts, and Foreign Currency		(4,540,230)
Decrease in Net Assets from Operations		$(4,495,955)

See accompanying Notes to Financial Statements.

GOTTEX ENDOWMENT STRATEGY FUND

Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015
Operations
Net investment income/(loss)	$44,275	$183,428
Net realized gain/(loss) on investments, forward foreign currency contracts, futures contracts, swap contracts and foreign currency	(799,788)	519,581
Net realized gain distributions from underlying funds	—	740,346
Net increase from payment by affiliate for investment transaction losses (Note 4)	—	10,898
Net change in unrealized appreciation/depreciation on investments, forward foreign currency contracts, futures contracts, swap contracts and foreign currency	(3,740,442)	535,667
Increase/(Decrease) in net assets from operations	(4,495,955)	1,989,920
Distributions to Shareholders
From net investment income
Class A	—	(31,619)
Class I	—	(938,586)
Decrease in net assets from distributions to shareholders	—	(970,205)
Capital Share Transactions
Class A Shares
Subscriptions	110,275	1,180,267
Reinvested distributions	—	31,619
Redemptions	(134,701)	(139,493)
Total Class A Shares	(24,426)	1,072,393
Class I Shares
Subscriptions	2,432,932	29,193,145
Reinvested distributions	—	793,750
Redemptions	(9,078,066)	(21,718,271)
Total Class I Shares	(6,645,134)	8,268,624
Increase/(Decrease) in net assets from capital share transactions	(6,669,560)	9,341,017
Increase/(Decrease) in Net Assets	(11,165,515)	10,360,732
Net Assets
Beginning of period	50,582,967	40,222,235
End of period	$39,417,452	$50,582,967
Accumulated net investment income	$609,361	$565,086
Share Activity
Class A Shares
Shares outstanding beginning of period	211,622	104,675
Subscriptions	10,789	117,696
Reinvested distributions	—	3,191
Redemptions	(13,383)	(13,940)
Class A shares outstanding end of period	209,028	211,622
Class I Shares
Shares outstanding beginning of period	4,748,640	3,938,421
Subscriptions	242,271	2,906,288
Reinvested distributions	—	80,015
Redemptions	(912,175)	(2,176,084)
Class I shares outstanding end of period	4,078,736	4,748,640
Total Shares Outstanding End of Period	4,287,764	4,960,262

See accompanying Notes to Financial Statements.

GOTTEX ENDOWMENT STRATEGY FUND

Financial Highlights — Class A

Per share income and capital changes for a share outstanding throughout each period.

	For the Six Months Ended September 30, 2015 (Unaudited)		For the Year Ended March 31, 2015		For the Period December 27, 2013 (commencement of operations) to March 31, 2014
Net asset value, beginning of period	$10.18		$9.94		$10.00	(1)
Income from investment operations:
Net investment income/(loss)	—	(5)	0.05		(0.02)
Net realized and unrealized gain/(loss) on investments	(1.01)		0.34		(0.04)
Total from investment operations	(1.01)		0.39		(0.06)
Distributions to shareholders
From net investment income	—		(0.15)		—
Net asset value, end of period	$9.17		$10.18		$9.94
Total Return	(9.92	)%(2)	4.00	%(4)	(0.60	)%(2)
Net investment income/(loss)	(0.07	)%(3)	0.38%		(1.19	)%(3)
Expenses, excluding reimbursement from Adviser	3.21	%(3)	2.99%		4.32	%(3)
Reimbursement from Adviser	(1.22	)%(3)	(1.00)%		(2.33	)%(3)
Net expenses	1.99	%(3)	1.99%		1.99	%(3)
Net assets, end of period (in thousands)	$1,916		$2,154		$1,040
Portfolio turnover	16.26	%(2)	129.28%		28.51	%(2)

(1)	The net asset value as of the beginning of the period, December 27, 2013 (commencement of operations) represents the initial net asset value per share of $10.00.
(2)	Not annualized.
(3)	Annualized.
(4)	If the Adviser had not made a voluntary contribution during the year ended March 31, 2015, the total return would have decreased by less than 0.005%. (Note 4)
(5)	Net investment income/(loss) was less than .005 per share.

See accompanying Notes to Financial Statements.

GOTTEX ENDOWMENT STRATEGY FUND

Financial Highlights — Class I

Per share income and capital changes for a share outstanding throughout each period.

	For the Six Months Ended September 30, 2015 (Unaudited)		For the Year Ended March 31, 2015		For the Period December 27, 2013 (commencement of operations) to March 31, 2014
Net asset value, beginning of period	$10.20		$9.95		$10.00	(1)
Income from investment operations:
Net investment income/(loss)	0.03		0.01		(0.02)
Net realized and unrealized gain/(loss) on investments	(1.04)		0.41		(0.03)
Total from investment operations	(1.01)		0.42		(0.05)
Distributions to shareholders
From net investment income	—		(0.17)		—
Net asset value, end of period	$9.19		$10.20		$9.95
Total Return	(9.90	)%(2)	4.28	%(4)	(0.50	)%(2)
Net investment income/(loss)	0.20	%(3)	0.36%		(0.94	)%(3)
Expenses, excluding reimbursement from Adviser	2.96	%(3)	2.74%		4.07	%(3)
Reimbursement from Adviser	(1.22	)%(3)	(1.00)%		(2.33	)%(3)
Net expenses	1.74	%(3)	1.74%		1.74	%(3)
Net assets, end of period (in thousands)	$37,502		$48,429		$39,182
Portfolio turnover	16.26	%(2)	129.28%		28.51	%(2)

(1)	The net asset value as of the beginning of the period, December 27, 2013 (commencement of operations) represents the initial net asset value per share of $10.00.
(2)	Not annualized.
(3)	Annualized.
(4)	If the Adviser had not made a voluntary contribution during the year ended March 31, 2015, the total return would have decreased by less than 0.005%. (Note 4)

See accompanying Notes to Financial Statements.

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited)

1. ORGANIZATION

The Gottex Endowment Strategy Fund (the “Fund”), a series of Gottex Trust (the “Trust”) was organized on September 10, 2013 as a Delaware statutory trust that is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is managed by Gottex Fund Management, Ltd. (the “Adviser”), a Delaware corporation registered under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to seek maximum total return, through capital appreciation and/or income, consistent with an acceptable level of risk (as determined by the Adviser). The Fund pursues this objective by employing a multi-asset, multi-strategy, alternative investments oriented “endowment style” investment program under which it seeks to construct a broadly-diversified portfolio through the identification of investment opportunities across a broad range of alternative and traditional assets in multiple asset classes (the “Asset Classes”). By “endowment style,” the Fund means that its investment program has an alternative investments orientation and seeks to provide shareholders with both asset allocation across various Asset Classes and portfolio management services in one product.

The Board of Trustees (the “Board”) has overall responsibility for the management and supervision of the operations of the Fund and has approved the Fund’s investment program. The Board has complete and exclusive authority to oversee and to establish policies regarding the Fund’s risk management process, as well as the management, conduct and operation of the Fund’s business.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company, as such, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (the “U.S. GAAP”). The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Investment Valuation

Each security owned by the Fund that is listed on an exchange, except the NASDAQ National Market and Small Cap exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. NASDAQ National Market and Small Cap securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. An unlisted security for which OTC market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service, which utilizes reported trades, dealer-supplied valuations or quotes and formula-based techniques. Short-term instruments maturing within 60 days may be valued at amortized cost. Over-the-counter (OTC) derivative instruments, such as certain non-exchange traded swaps and forward contracts, are valued using an independent pricing service, counterparty valuations or independent broker quotes. Shares of other U.S. and non-U.S. publicly available investment companies are valued at their most recently published net asset value. If a security purchased on behalf of the Fund is not priced by an independent pricing service, the Adviser shall determine whether market quotations are readily available. If market quotations are readily available, the Adviser shall obtain a price from an independent dealer based on the current closing bid price.

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

a. Investment Valuation (continued)

As permitted under U.S. GAAP, the Fund’s investments in the private funds that are not publicly traded, such as hedge funds, are typically valued, as a practical expedient, utilizing the valuations reported by the private funds’ managers and their agents, when the valuations of private funds are calculated in a manner consistent with U.S. GAAP for investment companies. Such values are calculated according to the valuation policies of the particular private fund.

In the event a private fund does not report a value to the Fund on a timely basis, or if the Adviser deems the reported price to be unreliable, the private fund will be valued at its fair value, as described below. The valuations of private funds reported by the private funds’ managers may be based on information that is subject to later adjustment as a result of information available at such later time. Such adjustments may result in an increase or decrease in the value of a private fund at the time the newly reported value is available. The Fund will not retroactively adjust the price of its shares or its net asset value based on such an adjustment by a private fund. Any such adjustment may cause purchasing or redeeming shareholders to pay too little or too much for their shares as a result of the adjustment. Because of the inherent uncertainty in valuation, the estimated values used for private funds may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

When market quotations are not readily available or are unreliable, any security or other asset is valued at its fair value as determined in good faith by the Adviser using procedures adopted by, and under the supervision of, the Board. The Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its net asset value (“NAV”).

The Fund’s fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The Fund may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Fund’s foreign investments during the period between the close of foreign markets and the close of regular trading on the New York Stock Exchange. In certain circumstances, if events occur that materially affect the values of the Fund’s foreign investments, the third-party pricing service will provide revised values to the Fund. The use of fair value pricing by the Fund may cause the NAVs to differ from the NAVs that would be calculated by using closing market prices.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The Fund follows the provision for fair value measurements which establishes a fair value hierarchy that prioritizes and ranks the inputs in valuation techniques to measure fair value.

The Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement.

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

a. Investment Valuation (continued)

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term, generally within the next calendar quarter, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investment	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,332,679	$—	$—	$19,332,679
Hedge Fund	—	1,157,565	—	1,157,565
Listed Private Equity Funds	1,862,096	—	—	1,862,096
Mutual Funds	10,353,373	—	—	10,353,373
Short-Term Investment	6,016,404	—	—	6,016,404
Total	$37,564,552	$1,157,565	$—	$38,722,117

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(123,657)	$—	$—	$(123,657)
Forward Foreign Currency Contract	—	(1,923)	—	(1,923)
Total	$(123,657)	$(1,923)	$—	$(125,580)

Investments in listed private equity funds are classified within Level 2 of the fair value hierarchy if the Fund has the ability to redeem the investments at the measurement date or if the investments are redeemable within three months in accordance with the normal operating protocols in the private funds’ agreements. Investments in private funds are classified within Level 3 of the fair value hierarchy if the Fund does not know when it will have the ability to redeem its investments or investments are not redeemable within three months under the normal operating protocols of the private funds’ agreements. As of September 30, 2015 there were no investments classified as Level 3.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 as of September 30, 2015.

The Fund had no unfunded commitments at September 30, 2015.

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

b. Macro Market Asset Allocation Overlay

The Fund may allocate a portion of its assets to the Macro Market Asset Allocation Overlay managed by the Adviser. The Macro Market Asset Allocation Overlay is designed to supplement the other investments in the Fund through investment in shorter-term tactical opportunities (defined currently as having expected investment horizons approximating three to nine months) identified by the Adviser. The Macro Market Asset Allocation Overlay seeks to enhance the Fund’s risk/return profile through adding opportunities for realizing short-term returns (primarily through capital appreciation, and potentially, to a much lesser extent, income), and providing enhanced portfolio diversification. Investments in the Macro Market Asset Allocation Overlay generally may include long and short positions in ETFs, traditional capitalization-weighted index funds and non-capitalization-weighted index funds, both long and short derivative instruments, including futures, forward contracts, options and swaps contracts, structured notes, or traditional equity and debt investments.

Forward foreign currency contracts — The Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will change in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

At September 30, 2015, the Fund had the following long forward foreign currency contracts outstanding:

Settlement Date	Currency	Contract Amount		Value	Unrealized Appreciation (Depreciation)	Counterparty
		Buy	Sell
October 30, 2015	Japanese Yen (¥)	¥140,480,566	$1,174,089	$1,171,446	$(2,643)	Citigroup
October 30, 2015	Euro (€)	$391,461	€349,526	$390,741	$720	Citigroup

Futures contracts — The Fund may purchase and sell futures contracts to enhance the risk/return profile through adding opportunities for realizing short-term returns and providing enhanced portfolio diversification. Investments in futures contracts require the Fund to “mark-to-market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. Investments in futures contracts require initial margin deposits which consist of cash or eligible securities. Investments in futures contracts can be highly speculative and can substantially increase the adverse impact of investment risks to which the Fund may be subject.

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

b. Macro Market Asset Allocation Overlay (continued)

Swap contracts — The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific market/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are “mark-to-market” daily or monthly based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum risk of loss from counterparty risk is the fair value of any contract in an asset position.

Relevant authoritative accounting guidance establishes disclosure requirements for derivative instruments and hedging activities. It requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

All open future positions held by the Fund as of September 30, 2015 are disclosed in the Schedule of Investments. As of September 30, 2015, the Fund did not have open swap contracts.

For the six months ended September 30, 2015, the monthly average volume of derivative activities, based on month-end values, are as follows:

Average Notional Par or Face Amount
Forward foreign currency contracts purchased (U.S. Dollar amounts)	$1,522,043
Forward foreign currency contracts sold (U.S. Dollar amounts)	$664,283
Futures contracts long positions (number of contracts)	58

For the six months ended September 30, 2015, the total derivative contracts entered into are as follows:

Number of Contracts
Forward foreign currency contracts sold	9
Forward foreign currency contracts purchased	14
Futures contracts long positions	187

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of September 30, 2015:

Location

Statement of Assets and Liabilities	Type of Derivative	Fair Value	Risk Exposure
Net unrealized depreciation on future contracts	Futures	$(123,657)	Equity Risk
Net unrealized depreciation on open forward foreign currency contracts	Forward Foreign Currency Contracts	$(1,923)	Exchange Rate Risk

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

b. Macro Market Asset Allocation Overlay (continued)

The following tables set forth by primary risk exposure the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2015:

Location

Statement of Operations	Type of Derivative	Realized Gain/Loss	Risk Exposure
Net realized loss on investments, forward foreign currency contracts, futures contracts and foreign currency	Forward Foreign Currency Contracts	$(234,634)	Exchange Rate Risk
Net realized loss on investments, forward foreign currency contracts, futures contracts and foreign currency	Futures	$(459,063)	Equity Risk

Location

Statement of Operations	Type of Derivative	Unrealized Appreciation/ Depreciation	Risk Exposure
Net change in unrealized appreciation/depreciation on investments, forward foreign currency contracts, futures contracts and foreign currency	Forward Foreign Currency Contracts	$8,515	Exchange Rate Risk
Net change in unrealized appreciation/depreciation on investments, forward foreign currency contracts, futures contracts and foreign currency	Futures	$(133,150)	Equity Risk

c. Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

d. Fund Expenses

The Fund bears all expenses incurred in the business of the Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; trustees’ fees; and expenses of meetings of the Board.

e. Offsetting of Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. As of September 30, 2015, the Fund did not hold any financial or derivative instruments that are offset or subject to enforceable master netting agreements (or related arrangements).

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

f. Foreign Currency

i.	Assets and liabilities — converted at the closing rate of exchange as of 4:00 p.m. Eastern time on September 30, 2015.
ii.	Purchases and sales of investment securities, income and expenses — converted at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the fair value of securities held. Such fluctuations are included within the net realized gain (loss) and unrealized appreciation on investments, forward foreign currency contracts, futures contracts and foreign currency on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at year end, resulting from changes in the exchange rate.

g. Income Tax Information and Distributions to Shareholders

The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the Fund’s open tax years, as defined by Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. The open tax years include the current year plus the prior three tax years, or all years if the Fund has been in existence for less than three years. During the six months ended September 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between components of net assets are made for such differences that are permanent in nature.

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

g. Income Tax Information and Distributions to Shareholders (continued)

At March 31, 2015, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of year-end were as follows:

Gross unrealized appreciation	$1,356,676
Gross unrealized depreciation	(1,287,387)
Net unrealized appreciation	$69,289
Tax cost	$48,277,149

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2015, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$648,177
Undistributed long-term capital gains	199,007
Tax accumulated earnings	847,184
Accumulated capital and other losses	—
Unrealized appreciation	69,289
Unrealized depreciation	(846)
Other differences	11,116
Total accumulated earnings	$926,743

The tax character of distributions paid during the year ended March 31, 2015 was as follows:

Ordinary Income	$970,205

The Fund utilized $112,619 of its capital loss carryforwards during the year ended March 31, 2015.

h. Multiple Share Classes

The Fund offers two classes of shares: A and I. Each Class A and Class I share of the Fund represents identical interests in the Fund’s assets and has the same rights, except that Class I shares are expected to have lower operating expenses over time due to a distribution plan adopted with respect to Class A shares of the Fund. Each class votes separately on matters affecting only that class, or matters expressly required to be voted on separately by Federal or State Law. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. Each share represents an equal proportionate interest in the Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund.

i. Initial Sales Charge

Purchase of Class A shares of the Fund are subject to the maximum 5.25% initial sales charge. No sales charge is imposed on Class I shares.

j. Cash

Cash, if any, includes amounts held in an interest bearing money market account. Such amounts, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES  – (continued)

k. Recently Issued Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying ASC 946 Financial Services — Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at NAV are no longer included in the fair value hierarchy. ASU 2015-7 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-7 and its impact on financial statements disclosures.

l. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2015, cost of purchases and proceeds from sales, redemptions or other dispositions of Fund’s investments, other than short-term investments, amounted to $6,513,180 and $13,250,536, respectively.

4. MANAGEMENT FEE AND RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement with the Adviser. In consideration of services provided by the Adviser and for services provided by the Adviser or an affiliate for certain administrative services, the Fund pays the Adviser a monthly management fee computed at the annual rate of 1.60% of the Fund’s net asset value. For the six months ended September 30, 2015, the total management fee was $383,445.

The Adviser has entered into an expense limitation and reimbursement agreement with the Fund (the “Expense Limitation Agreement”) under which the Adviser has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund (which includes organization and offering expenses, but excludes taxes, interest, brokerage commissions, dividends on short sales and non-recurring or extraordinary expenses), to the extent that they exceed 1.99% of the average daily net assets of the Fund’s Class A shares and 1.74% of the average daily net assets of the Fund’s Class I shares (the “Expense Limitation”). In addition, Acquired Fund Fees and Expenses are not included in the Expense Limitation as they do not represent direct expenses of the Fund, but represent indirect expenses incurred by the Fund and its shareholders. In consideration for the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of any such expenses waived, paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts to the extent that the reimbursement does not cause the Fund’s operating expenses to exceed the Expense Limitation in effect at the time the Fund’s fees were waived or expenses were paid or absorbed by the Adviser. The Expense Limitation Agreement will remain in effect through July 31, 2016, and may not be terminated before that date, except that the Agreement will automatically terminate upon the termination of the investment advisory agreement.

During the six months ended September 30, 2015, the Adviser reimbursed the Fund $290,488 for the amounts in excess of the Expense Limitation. At September 30, 2015, $207,508 is subject to recoupment by the Adviser through March 31, 2017, $504,148 is subject to recoupment by the Adviser through March 31, 2018, and $290,488 is subject to recoupment by the Adviser through March 31, 2019.

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited)

4. MANAGEMENT FEE AND RELATED PARTY TRANSACTIONS  – (continued)

Since the organization of the Fund, organizational expenses of $116,679 have previously been reimbursed by the Adviser and are subject to recoupment until March 31, 2017. The offering expenses of $86,350 have been paid on behalf of the Fund by the Adviser and have been amortized to the Fund’s expense over twelve months on a straight-line basis since December 27, 2013, commencement of Fund’s operations. The offering expenses are subject to recoupment pursuant to the Expense Limitation Agreement discussed above. During the six months ended September 30, 2015, the Adviser has not recouped any of the organizational or offering expenses paid on behalf of the Fund.

At September 30, 2015, Shareholders who are affiliated with the Adviser owned $5,847,483 (14.83% of Net Assets) of the Fund.

5. RULE 12B-1 PLAN

Class A shares of the Fund have a Distribution and Service Plan, known as a Rule 12b-1 plan, under which the Fund pays distribution and/or service fees of 0.25% per year to those who market, sell and distribute Class A shares of the Fund. For the six months ended September 30, 2015, the Fund incurred $2,638 in expenses under the 12b-1 Plan.

6. DISTRIBUTOR

Foreside Fund Services, LLC (“Foreside”) serves as principal underwriter of the Fund’s shares. Foreside does not receive compensation from the Fund for its distribution services except the distribution/service fees with respect to the Class A shares for which a 12b-1 Plan is effective.

7. COMPLIANCE AND CHIEF FINANCIAL OFFICER/TREASURER AGREEMENTS

The CCO reports directly to the Board and oversees an annual review of the policies and procedures of the Fund and its service providers, provides a written report to the Board annually and keeps the Board apprised of any material compliance events.

Under the terms of the Fund CFO/Treasurer Agreement between the Trust and Foreside, Foreside provides the Chief Financial Officer (“CFO”) and Treasurer services to the Fund.

For the six months ended September 30, 2015, the total Foreside CFO fees were $6,418.

8. ACCOUNTING, ADMINISTRATION AND CUSTODIAL AGREEMENT

UMB Bank, N.A. provides custodial services for the Fund. UMB Fund Services, Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services. The Fund pays a monthly fee to the custodian and administrator based upon average net assets, subject to certain minimums. For the six months ended September 30, 2015, the total custody fees were $11,823 and accounting and administration fees were $66,754.

9. CREDIT FACILITY

The Fund maintains a credit facility (the “Facility”) with a maximum borrowing amount of $5,000,000 which is secured by certain interests in the Fund’s securities when in use. The interest rate charged on borrowings is the 1-month London Interbank Offer Rate plus a spread of 250 basis points, adjusted daily. When in use collateral for the Facility is held by UMB Bank N.A. as custodian. The credit facility has not been utilized during the six months ended September 30, 2015.

GOTTEX ENDOWMENT STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited)

10. RISK FACTORS

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks. Liquidity risk may result from an inability of the Fund to close out a derivative position because the trading market becomes illiquid or the availability of the counterparties becomes limited for a period of time. The Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. This risk may be particularly acute for certain of the Fund’s derivative investments, such as total return swaps on individual hedge funds, and its direct investments in hedge funds or other private funds.

11. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on the Adviser’s experience, the risk of loss from such claims is considered remote.

12. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On September 29, 2015 Deloitte & Touche LLP (“Deloitte”) resigned as the independent registered public accounting firm of the Fund. Deloitte’s reports on the Fund’s financial statements for the fiscal years ended March 31, 2014 and March 31, 2015 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust’s fiscal years ended March 31, 2014 and March 31, 2015 and the interim period commencing April 1, 2015 and ending September 29, 2015, there were no disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of Deloitte, would have caused Deloitte to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such years.

GOTTEX ENDOWMENT STRATEGY FUND

EXPENSE EXAMPLE
September 30, 2015 (Unaudited)

As a shareholder of the Fund you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015 (the “Period”).

Actual Expenses  The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

	Class A			Class I
Fund	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During The Period	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During The Period
Actual Expenses	$1,000.00	$900.80	$9.49	$1,000.00	$950.50	$8.30
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,015.01	10.06	1,000.00	1,008.14	8.80

GOTTEX ENDOWMENT STRATEGY FUND

OTHER INFORMATION
(Unaudited)

Proxy Voting

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to the portfolio securities is available, without charge, upon request, by calling (888) 946-8839 or on the SEC’s website at http://www.sec.gov. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available at the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and the Fund makes the information on Form N-Q available upon request without charge.

Approval of Investment Management Agreement

At the meeting of the Board held on September 29, 2015, by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act (the “Independent Trustees”), approved the investment management agreement between the Investment Manager and the Fund (the “Agreement”).

In advance of the September 29, 2015 meeting, the Independent Trustees requested and received materials from the Adviser to assist them in considering the approval of the Agreement. The Independent Trustees reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Agreement. Nor are the items described herein all encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with the Adviser. The Independent Trustees then met separately in executive session without the Adviser to discuss the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Agreement.

Nature, Extent and Quality of Services

The Board discussed and reviewed the nature, extent and quality of services that the Adviser provides to the Fund. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser, including, among other things, providing office facilities, equipment, and personnel. The Board discussed and reviewed the importance of the Adviser, on an ongoing basis, having adequate resources (including capital and personnel) so as to provide meaningful and appropriate support for the operations of the Adviser, including for purposes of its performance of its obligations, and the provision of quality services, as investment adviser to the Trust.

Performance

The Board reviewed the performance of the Fund versus a peer group constructed by an independent entity, Broadridge Financial Solutions Ltd (“Broadridge”), noting that the Fund’s performance ranked below the peer group median for the one-year and since inception periods.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board considered the reports prepared by Broadridge and reviewed the Fund’s expenses against that of its expense group and expense universe for both of the Fund’s share classes. The Board noted the difference between “Contractual Advisor Fee” and “Actual Advisor Fee,” and that the Actual Advisor Fee represents the application of fee waivers by the Adviser. The Board considered that the while the Fund’s Contractual Advisor Fee ranked in the fourth quintile of its expense group, the Actual Advisor Fee charged to

GOTTEX ENDOWMENT STRATEGY FUND

OTHER INFORMATION
(Unaudited)

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers – (continued)

the Fund was in the second quintile of its expense group and the first quintile of its expense universe. The Board noted that while the Actual Advisor Fee charged to the Fund was low relative to the Fund’s expense group and expense universe, the Non-Management Expenses of the Fund were higher than the Non-Management Expenses of its expense group and expense universe. The Board reviewed that the Fee Waiver and Expense Limitation and Reimbursement Agreement between the Adviser and the Trust which limits the total expenses paid by the Trust to 1.99% and 1.74% of daily net assets for the Class A and I shares of the Fund, respectively. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund expects to receive.

Breakpoint and Economies of Scale

The Board noted that the Fund had not yet grown to sufficient size to achieve economies of scale or to implement breakpoints to reflect such economies.

Profitability of Adviser and Affiliates

The Board discussed the profitability of the Adviser, including statements from management that the Adviser’s management of the Fund is only modestly profitable. Board noted that the Adviser is a U.S. entity that was part of the larger Gottex complex. The Board considered the Adviser’s representations that it would likely not be profitable on its own, but that the Adviser’s parent company will continue to support the Adviser, providing adequate resources and financial support for its operation. The Board discussed the Adviser's expected general level of profitability and the Board noted the expectation that the profitability level would not be excessive.

General Conclusion

Based on its consideration of all factors that it deemed material, the Board concluded it would be in the best interest of the Fund and its Shareholders to approve the continuance of the Agreement.

Gottex Endowment Strategy Fund
(a Delaware Statutory Trust)
One Boston Place
201 Washington Street, Suite 2600
Boston, Massachusetts 02109

Investment Adviser
Gottex Fund Management Ltd.
One Boston Place
201 Washington Street, Suite 2600
Boston, Massachusetts 02109

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

Fund Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gottex Trust

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By (Signature and Title)* /s/ William H. Woolverton

                                             ----------------------------------------------

William H. Woolverton, Chief Executive Officer

(Principal Executive Officer)

Date December 10, 2015

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ William H. Woolverton

                                             ----------------------------------------------

William H. Woolverton, Chief Executive Officer

(Principal Executive Officer)

Date December 10, 2015

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By (Signature and Title)* /s/ Monique Labbe

                                             ----------------------------------------------

Monique Labbe, Chief Financial Officer

(Principal Financial Officer)

Date December 10, 2015

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* Print the name and title of each signing officer under his or her signature.